Investments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of investment [line items]
Interest proportion	10.00%
Non-controlling interest	$ 1,700	$ 771
Tupi BV [member]
Disclosure of investment [line items]
Interest proportion	65.00%
Guara BV [member]
Disclosure of investment [line items]
Interest proportion	45.00%
Agri Development BV [member]
Disclosure of investment [line items]
Interest proportion	90.00%
Libra [member]
Disclosure of investment [line items]
Interest proportion	40.00%
Papa Terra BV [member]
Disclosure of investment [line items]
Interest proportion	62.50%
Tupi BV and Guar BV [member]
Disclosure of investment [line items]
Interest proportion	100.00%
Petrobras Netherlands BV PNBV [member]
Disclosure of investment [line items]
Transfer of company's stake to subsidiary	50.00%
Petrobras Distribuidora S. A.- B R [Member]
Disclosure of investment [line items]
Interest proportion	71.25%
Non-controlling interest	$ 792
Gaspetro [Member]
Disclosure of investment [line items]
Interest proportion	51.00%
Non-controlling interest	$ 289	281
Transportadora Brasileira Gasoduto Brasil Bolivia [Member]
Disclosure of investment [line items]
Interest proportion	51.00%
Non-controlling interest	$ 76	99
Consolidated Entities [Member]
Disclosure of investment [line items]
Non-controlling interest	$ 284	$ 175